BASIS OF PREPARATION (Policies)	9 Months Ended
Sep. 30, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of compliance
The unaudited condensed consolidated interim financial statements ("consolidated interim financial statements") of IAMGOLD and all of its subsidiaries, joint ventures and associates as at and for the three and nine months ended September 30, 2017, have been prepared in accordance with IAS 34, Interim Financial Reporting, and do not include all of the information required for annual consolidated financial statements. Accordingly, certain information and disclosures normally included in annual financial statements prepared in accordance with International Financial Reporting Standards ("IFRS") have been omitted or condensed.
These consolidated interim financial statements should be read in conjunction with IAMGOLD's audited annual consolidated financial statements and related notes as at and for the year ended December 31, 2016.
These consolidated interim financial statements of IAMGOLD were authorized for issue in accordance with a resolution of the Board of Directors on November 7, 2017.

Basis of measurement	The consolidated interim financial statements have been prepared on a historical cost basis, except for items measured at fair value as discussed in note 19.
Significant accounting judgments, estimates and assumptions
The preparation of consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities as at the date of the consolidated interim financial statements and reported amounts of revenues and expenses during the three and nine months ended September 30, 2017. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events which are believed to be reasonable under the circumstances. Actual results may differ from these estimates.